Employee Future Benefits - Fair Value of Plan Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	$ (294)
Administration expenses	(1)	$ (1)	$ (2)
Net asset, ending of period	(240)	(294)
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	381	386
Interest on plan assets	8	12	13
Net return on plan assets	13	24
Contributions	12	13
Benefits paid	(60)	(51)
Effect of translation on US plans		(2)
Net asset, ending of period	353	381	386
Registered
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	(175)
Administration expenses	(1)	(1)	(2)
Net asset, ending of period	(130)	(175)
Registered | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	367	373
Interest on plan assets	8	11	12
Net return on plan assets	14	25
Contributions	5	6
Benefits paid	(54)	(45)
Effect of translation on US plans		(2)
Net asset, ending of period	339	367	373
Supplemental Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	(95)
Administration expenses	0	0	0
Net asset, ending of period	(87)	(95)
Supplemental Pension Plan | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	14	13
Interest on plan assets	0	1	1
Net return on plan assets	(1)	(1)
Contributions	6	6
Benefits paid	(5)	(5)
Effect of translation on US plans		0
Net asset, ending of period	14	14	13
Other
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	(24)
Administration expenses	0	0	0
Net asset, ending of period	(23)	(24)
Other | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	0	0
Interest on plan assets	0	0	0
Net return on plan assets	0	0
Contributions	1	1
Benefits paid	(1)	(1)
Effect of translation on US plans		0
Net asset, ending of period	$ 0	$ 0	$ 0